Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

August 5, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust

(Filing relates to Western Asset New Jersey Municipals Fund, Western Asset New York Municipals Fund, Western Asset Pennsylvania Municipals Fund and Western Asset Intermediate-Term Municipals Fund (the “Funds”))

(File Nos. 002-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectuses and the Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to
Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on July 22, 2016 and became effective on August 1, 2016.

Please call the undersigned at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Mana Behbin

Mana Behbin